Expense Example - INTERNATIONAL EQUITY FUND	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 97
3 Years	303
5 Years	525
10 Years	1,166
Investor
Expense Example:
1 Year	124
3 Years	387
5 Years	670
10 Years	$ 1,477